Share Based Payments (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options	21,550,000	25,300,000
Weighted average remaining contractual life of options outstanding at end of period	2 years 3 months 15 days	2 years 11 months 12 days
PBTAH [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	19 February 2015
Expiry Date	18 February 2020
Exercise Price	$ 0.26
Share options		2,000,000
PBTAR [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	27 May 2015
Expiry Date	25 May 2020
Exercise Price	$ 0.27
Share options		1,400,000
PBTAS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	7 June 2017
Expiry Date	6 June 2022
Exercise Price	$ 0.07
Share options	7,000,000	7,350,000
PBTAAA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	18 December 2017
Expiry Date	14 December 2022
Exercise Price	$ 0.11
Share options	13,850,000	13,850,000
PBTAI [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	1 February 2018
Expiry Date	31 January 2023
Exercise Price	$ 0.08
Share options	700,000	700,000